Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document And Entity Information1
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 55.3
Entity Common Stock, Shares Outstanding	655,048,493
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY